HIGHLAND FUNDS II

(formerly Pyxis Funds II)

Highland International Equity Fund

(formerly Pyxis International Equity Fund)

Supplement dated April 24, 2013 to the Class A, Class B, Class C, Class R and Class Y Shares Prospectus for Highland International Equity Fund, each dated February 1, 2013, as amended February 8, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the Annual Fund Operating Expenses table and Expense Example for the Highland International Equity Fund of the Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses(2)	2.46%	2.46%	2.46%	2.46%	2.46%
Total Annual Fund Operating Expenses	3.51%	4.26%	4.26%	3.76%	3.26%

(1)	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
(2)	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01%. “Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

Expense Example

	1 Year	3 Years	5 Years	10 Years
Class A	$908	$1,590	$2,292	$4,140
Class B: if you did not sell your shares	$428	$1,292	$2,170	$4,125
if you sold all your shares at the end of the period	$828	$1,492	$2,170	$4,125
Class C: if you did not sell your shares	$428	$1,292	$2,170	$4,421
if you sold all your shares at the end of the period	$528	$1,292	$2,170	$4,421
Class R	$378	$1,149	$1,939	$4,002
Class Y	$329	$1,004	$1,702	$3,558

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

HFII-SUP-HIQ-4/24/13